Loans from Third Parties (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Loans from Third Parties [Abstract]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans	The principal amount, maturity date and interest rate for the loans are shown below:
	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$84,998	$66,905
Total debt and interest payable	$607,253	$600,626
The principal amount, maturity date and interest rate for the loans are shown below:
	September 30,	September 30,
	2024	2023
Total interest payable	$66,905	$35,482
Total debt and interest payable	$600,626	$510,234

Schedule of Lender
Lender	Principle	Interest Rate	Lending Date	Due Date
Goh Meng Keong	$474,777	5% p.a	March 22, 2022	September 30, 2025
Goh Seng Wei	$47,478	5% p.a	May 26, 2022	Due on demand

Lender	Principle	Interest rate	Lending date	Due date
Goh Meng Keong	$485,201	5% p.a	March 22, 2022	September 30, 2025
Goh Seng Wei	$48,520	5% p.a	May 26, 2022	November 25, 2024